Shareholder Report	6 Months Ended
May 31, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Kingsbarn Tactical Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Kingsbarn Tactical Bond ETF
Class Name	Kingsbarn Tactical Bond ETF
Trading Symbol	KDRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kingsbarn Tactical Bond ETF for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-etf/. You can also request this information by contacting us at (866) 788-7878.
Additional Information Phone Number	(866) 788-7878
Additional Information Website	www.kingsbarncapital.com/kingsbarn-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Tactical Bond ETF	$25	0.50%[1]

[1] Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50% [1]
Factors Affecting Performance [Text Block]

How did the Fund Perform?

The Kingsbarn Tactical Bond ETF (the “Fund”) returned 0.56% for the period of December 1, 2025, to May 31, 2026, versus the Bloomberg Aggregate Bond Index which returned 0.23% for the same period. The Fund primarily invests in a diversified portfolio of fixed-income ETFs (the “Core ETF Portfolio”) with holdings spanning U.S Government and U.S. Government Agency Credit securities to High-Yield Corporate Credit securities with portfolio duration tactically managed using exchange-traded 10-year U.S. Treasury note futures.

What Factors Influenced Performance?

The Fund outperformed its comparative index due to a repositioning of its Core ETF Portfolio that provided additional spread income and incremental return driven by the Fund’s tactical duration positioning. It is worth noting the aforementioned repositioning that will now remain in place, occurred in early-to-mid April 2026, and only impacted the last six weeks of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Kingsbarn Tactical Bond ETF	2.33%	1.12%
Bloomberg US Aggregate Bond Index	5.13%	0.01%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

For more recent performance information visit www.kingsbarncapital.com/kingsbarn-etf/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Dec. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.kingsbarncapital.com/kingsbarn-etf/
Net Assets	$ 1,168,354
Holdings Count	5
Advisory Fees Paid, Amount	$ 4,271
Investment Company, Portfolio Turnover	66.25%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
Fund Net Assets	$1,168,354
Number of Holdings	5
Total Net Advisory Fee	$4,271
Portfolio Turnover Rate	66.25%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of May 31, 2026) Sector Breakdown
Largest Holdings [Text Block]

Top Holdings

iShares iBoxx Investment Grade Corporate Bond ETF	22.02%
Simplify MBS ETF	21.79%
Vanguard Short-Term Treasury ETF	20.10%
SPDR Portfolio High Yield Bond ETF	17.18%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	9.53%

[1]	Annualized.